Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
OPERATING ACTIVITIES
Net loss and comprehensive loss	$ (9,221)	$ (14,794)
Items not involving current cash flows:
Depreciation and amortization	156	97
Interest expense on lease liabilities	18	14
Share-based compensation expense	593	769
(Gain) loss on change in fair value of warrants	(2,909)	3,010
Accrued interest on Note payable		37
Warrant liability-foreign exchange adjustment		44
Changes in non-cash working capital balances
Receivables	8,280
Prepaid expenses and deposits	1,233	(981)
Accounts payable and accrued liabilities	(75)	(1,506)
Cash used in operating activities	(1,925)	(13,310)
FINANCING ACTIVITIES
Exercise of Derivative warrants		8,000
January 2021 Equity Offering, net of issuance costs		10,231
February 2021 Equity Offering, net of issuance costs		21,093
Exercise of Equity warrants		1,985
Exercise of stock options		14
Note payable		122
Repayment of lease obligations	(101)	(44)
Cash (used in) provided by financing activities	(101)	41,401
INVESTING ACTIVITIES
Purchase of property, plant and equipment	(106)	(93)
Purchase of patents	(62)	(97)
Cash used in investing activities	(168)	(190)
(Decrease) increase in cash during the period	(2,194)	27,901
Cash and cash equivalents, beginning of the period	32,306	25,469
Cash and cash equivalents, end of the period	$ 30,112	$ 53,370